Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price	Information on the share option awards outstanding and the related weighted average exercise price as of and for the years ended December 31, 2023, 2022 and 2021 are presented in the table below:
	Year ended December 31, 2023		Year ended December 31, 2022		Year ended December 31, 2021
Relating to options:	Number of potential Ordinary shares	Exercise price range*	Number of potential ordinary shares	Exercise price range*	Number of potential ordinary shares	Exercise price range*
Outstanding at beginning of the year	144,681	NIS 137.8 – NIS 800	73,951	NIS 234 ; $ 100	43,825	NIS 260; $ 100
Granted	11,539	NIS 3	74,980	NIS 137.8 - NIS 800	34,226	NIS 141.8 – 234
Exercised**	-	-	-	-	(200)	$100
Forfeited	(7,211)	NIS 194 ; $ 100	(4,250)	NIS 137.8 – NIS 194	(2,950)	NIS 260; $ 100
Expired	(15,033)	NIS 194 ; $ 100	-	-	(950)	NIS 260; $ 100
Outstanding at end of the year	133,976	NIS 3 - NIS 800	144,681	NIS 137.8 – NIS 800	73,951	NIS 141.8; $ 100
Exercisable at end of the year	76,700	NIS 3 - NIS 400	48,687	NIS 141.8; $ 100	28,286	NIS 234; $ 100
*	Per 1 Ordinary Share of with no par value. Exercise price is quoted in denominated currency.
**	Including options exercised on a cashless basis. Average share price for options exercised in 2021 – $ 96.

Schedule of Stock-Based Awards Outstanding	The following table summarizes information about stock-based awards outstanding and exercisable at December 31, 2023:
	Outstanding		Exercisable
Exercise price range	Number of potential Ordinary Shares	Weighted average remaining contractual life (years)	Number of potential Ordinary Shares	Weighted average remaining contractual life (years)
NIS 3	11,539	9.4	8,811	9.4
NIS 137.8 – NIS 194	61,734	6.3	32,043	5.7
NIS 234 – NIS 260	24,503	1.7	19,646	1.8
$100	6,200	4.5	6,200	4.5
NIS 400; NIS 600; NIS 800	30,000	8.2	10,000	8.2
NIS 3 – NIS 800	133,976	6.1	76,700	5.3

Schedule of Share-Based Compensation Expense	Share-based compensation expense for the years ended December 31, 2023, 2022 and 2021 was as follows (U.S. dollars in thousands):
	Year ended December 31
	2023	2022	2021
Cost of revenue	52	36	21
Research and development	416	258	30
Sales and marketing	279	240	(9)
General and administrative	1,034	800	55
Total share-based compensation expenses	1,781	1,334	97

Schedule of Fair Value of Option Grants was Estimated Using the Black-Scholes Pricing Model	The calculated fair value of option grants was estimated using the Black-Scholes pricing model with the following assumptions:
	Year ended December 31
	2023	2022	2021
Risk-free interest rate	4.75%	0.1%-2.0%	0.1%
Expected option term (in years)	10.0	2.0-10.0	2.0-10.0
Expected price volatility	76%	66%-82%	75%-91%
Fair value of an ordinary share	NIS 32.6	NIS 82.7-NIS 159.7	NIS 98.1-NIS 128.5
Dividend yield	0%	0%	0%